SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-	SUBSEQUENT EVENTS

On January 2020, the Company raised in an underwritten public offering of 4,819,052 ordinary shares of the Company at a price of $5.25 per share, for a total consideration of $25,300. Offering costs amounted to approximately $1,800.